Submission	Jul. 22, 2025
Submission [Line Items]
Central Index Key	0001948864
Registrant Name	Healthy Choice Wellness Corp.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES